Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value Disclosures [Abstract]
Liabilities measured at fair value on recurring or non-recurring basis	$ 0	$ 0